Earning Per Share	12 Months Ended
Dec. 31, 2025
Earning Per Share [Abstract]
EARNING PER SHARE

12. EARNING PER share

Basic and diluted earnings per share for the years presented were calculated as follows:

	For the years ended December 31,
	2025	2024	2023
Numerator:
Net income attributable to the Group’s ordinary shareholders	$1,223,156	$950,865	$1,421,303

Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic and diluted earnings per share	28,335,548	28,000,000	28,000,000
Basic and diluted earnings per share	$0.04	$0.03	$0.05